COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Commitments	Future minimum lease payments under non-cancelable operating lease agreements are as follows:
2019	$1,119
2020	720
2021	599
2022	517
2023	465
2024 and there after	1,473

$4,893